Government Assistance	12 Months Ended
Sep. 30, 2023
Government Assistance

20. Government Assistance

The government assistance is related to specific Government supported research and development programs undertaken by Electovaya. The National Research Council of Canada Industrial Research Assistance Program (IRAP) has provided $348 (Cdn $470) and Innovation Asset MSP contribution $39 (Cdn $52). This total was recorded within Government Grants on the statement of earnings.